Income Taxes - Reconciliation of Principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%	30.00%
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes		17.00%	20.00%	25.00%
Tax loss carry forwards		(6.00%)	4.00%	7.00%
Foreign operations		7.00%	(1.00%)	(2.00%)
Disposition of investment			(3.00%)
Disposition of Radiopolis				3.00%
Share of income in associates and joint ventures, net		13.00%	6.00%	2.00%
(Reversal of impairment) Impairment loss in investment in shares of TelevisaUnivision		(2.00%)	(8.00%)	30.00%
Discontinued operations		10.00%
Effective income tax rate		(10.00%)	48.00%	95.00%
2014 Tax Reform		1.00%